Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2025
Related Party Transactions [Abstract]
Schedule of Related Parties

Due from related party consists of the following:

		As of
Name	Related party relationship	December 31, 2025	December 31, 2024
Zhejiang TD Parking	Under common control of Bin Lu	$4,779,184	$-
Total due from related party		$4,779,184	$-

Due to related parties consists of the following:

		As of
Name	Related party relationship	December 31, 2025	December 31, 2024
Guowei Xie	Director of Jiaxing XC and CYH Shanghai	19,728	-
Chenjie Hong	Director of Hangzhou ZHC	1,859	-
Bin Lu	Principal shareholder, Director, Juridical person	-	1,440
Total due to related parties		$21,587	$1,440